Goods and Service Tax and Other Credits Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Goods and Service Tax and Other Credits Receivable [Abstract]
Schedule of Goods and Service Tax and Other Credits Receivable
	June 30,	December 31,
	2025	2024
Tax deducted at source and tax collected at source receivable	$15,087	$3,283
Input goods and service tax credit	612,343	643,475
	$627,430	$646,758